Segment and Geographic Information - Company's Sales by Group of Similar Products (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 401	$ 375	$ 1,170	$ 1,112	$ 1,453	$ 1,478	$ 1,359
Filtration products [Member]
Segment Reporting Information [Line Items]
Net sales	234	212	678	632	831	801	759
Chassis products [Member]
Segment Reporting Information [Line Items]
Net sales	50	50	147	153	194	213	169
Affinia South America Products [Member]
Segment Reporting Information [Line Items]
Net sales	117	113	345	328	430	469	439
Corporate, eliminations and other [Member]
Segment Reporting Information [Line Items]
Net sales				$ (1)	$ (2)	$ (5)	$ (8)